TRANSFERS FROM OTHER PLAN	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Transfers [Line Items]
TRANSFERS FROM OTHER PLAN	TRANSFERS FROM OTHER PLAN
Assets were transferred from the following plan during the year ended December 31, 2025:

Plan Name	Transfer Date	Assets Transferred from Other Plan
ITW Bargaining Savings and Investment Plan ("BSIP")	Various	$4,422

Assets transferred from the BSIP represent transfers of individual participant account balances due to changes in job classification.